Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Prepayments and other current assets
Prepaid rental expense	$ 18,400	¥ 131,637	¥ 86,460
Loans to third parties	40,931	292,832	43,385
Receivable from a third party payment platform	6,268	44,841	36,367
Prepayments to suppliers	6,662	47,660	32,460
Prepaid income tax, business tax, VAT and other surcharges	2,130	15,238	15,910
Deposits	2,273	16,265	11,718
Other receivables	1,152	8,243	7,348
Staff advances	1,425	10,196	8,249
Loans to employees	18	126	1,050
Others	1,641	11,749	10,017
Prepayments and other current assets, net	$ 80,900	¥ 578,787	¥ 252,964